                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04020

                 Morgan Stanley California Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                        COUPON   MATURITY
THOUSANDS                                                                                         RATE      DATE         VALUE
---------                                                                                        ------   --------   ------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (95.3%)
            General Obligation  (11.2%)
            California,
    5,000      Ser 1990                                                                           7.00%   08/01/07   $  5,349,050
    5,000      Ser 1990                                                                           7.00    08/01/08      5,509,800
    8,310      Ser 1996 (Ambac)                                                                   5.25    06/01/21      8,499,800
      535      Various Purpose dtd 04/01/93 (FSA)                                                 5.50    04/01/19        541,639
    5,000      Various Purpose dtd 04/01/02                                                       6.00    04/01/19      5,889,150
    2,000      Veterans Ser AT                                                                    9.50    02/01/10      2,470,740
    2,400      Veterans Ser BH (AMT) (FSA)                                                        5.40    12/01/16      2,530,392
    3,000   Huntington Beach Union High School District, Ser 2004 (FSA)                           5.00    08/01/27      3,151,740
    5,000   Los Angeles, Ser 2004 A (MBIA)                                                        5.00    09/01/24      5,281,500
    5,000   Los Angeles Unified School District, 2003 Ser A (FSA)                                 5.25    07/01/20      5,458,050
    5,000   Placentia - Yorba Linda United School District, 2002 Election Ser A (FGIC)            5.00    08/01/26      5,209,650
    5,000   San Francisco City & County, Laguna Honda Hospital Ser 2005 I (FSA)                   5.00    06/15/30      5,201,900
            Puerto Rico,
    8,000      Public Impr Ser 1999                                                               4.75    07/01/23      8,056,960
    3,000      Public Impr Ser 1999 (Secondary MBIA)                                             4.875    07/01/23      3,124,020
 --------                                                                                                            ------------
   62,245                                                                                                              66,274,391
 --------                                                                                                            ------------

            Educational Facilities Revenue (4.5%)
            California Educational Facilities Authority,
    2,000      California College of Arts Ser 2005                                                5.00    06/01/35      2,006,720
    3,000      Mills College Ser 2005 A                                                           5.00    09/01/29      3,059,850
    2,000      Mills College Ser 2005 A                                                           5.00    09/01/34      2,034,680
    3,000      Pitzer College Ser 2005 A                                                          5.00    04/01/35      3,049,710
    4,240      University of Redlands Ser 2005 A                                                  5.00    10/01/35      4,312,122
    5,000      University of San Diego Ser 1998 (Ambac)                                           5.00    10/01/22      5,257,050
            California Statewide Communities Development Authority,
    1,220      Thomas Jefferson School of Law, Ser 2005 B                                        4.875    10/01/31      1,215,181
      500      Thomas Jefferson School of Law, Ser 2005 A                                        4.875    10/01/35        491,865
    5,000   University California, Ser 2003 Q (FSA)                                               5.00    09/01/24      5,237,250
 --------                                                                                                            ------------
   25,960                                                                                                              26,664,428
 --------                                                                                                            ------------

            Electric Revenue (8.5%)
   10,000   California Department of Water Resources, Power Supply Ser 2002 A**                  5.375    05/01/21     10,896,800
   25,000   Los Angeles Department of Water & Power, 2001 Ser A (FSA)                             5.25    07/01/22     26,815,750
            Southern California Public Power Authority,
    3,500      Mead-Adelanto 1994 A (Ambac)                                                       7.02++  07/01/15      4,177,005
    2,500      Mead-Phoenix 1994 Ser A (Ambac)                                                    7.02++  07/01/15      2,983,575
    2,750      Transmission Refg Ser 2002 A (FSA)                                                 5.25    07/01/18      3,006,768
    2,000   Puerto Rico Electric Power Authority, Power Ser II (MBIA)                            5.375    07/01/19      2,222,280
 --------                                                                                                            ------------
   45,750                                                                                                              50,102,178
 --------                                                                                                            ------------

            Hospital Revenue  (12.7%)
    8,000   Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)                            5.20    01/01/20      8,430,720
            California Health Facilities Financing Authority,
    4,000      Cedars-Sinai Medical Center, Ser 2005                                              5.00    11/15/27      4,110,200
    5,000      Cedars-Sinai Medical Center, Ser 2005                                              5.00    11/15/34      5,098,900
    2,500      Sutter/CHS Ser 1996 A (MBIA)                                                      5.875    08/15/16      2,609,675

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
    5,000   California Infrastructure & Economic Development Bank, Kaiser                         5.55    08/01/31      5,289,650
               Assistance Ser 2001 A
            California Statewide Communities Development Authority,
    5,000      Adventist Health Ser 2005 A (WI)                                                   5.00    03/01/30      5,093,350
    1,595      Cedars-Sinai Medical Center Ser 1992 COPs                                          6.50    08/01/12      1,754,420
    3,000      Daughters of Charity Health Ser 2005 A                                             5.25    07/01/30      3,095,670
    2,500      Daughters of Charity Health Ser 2005 A                                             5.25    07/01/35      2,562,725
    1,630      Huntington Memorial Hospital Ser 2005                                              5.00    07/01/27      1,673,570
   14,000   Duarte, City of Hope National Medical Center Ser 1999 A COPs                          5.25    04/01/19     14,311,640
    7,500   Madera County, Valley Children's Hospital Ser 1995 COPs (MBIA)                        6.50    03/15/15      8,866,425
    4,000   Rancho Mirage Joint Powers Financing Authority, Eisenhower                            5.25    07/01/17      4,215,560
               Medical Center Ser 1997 A COPs (MBIA)
    7,890    University California,  UCLA Medical Center Ser 2004 A (Ambac)                       5.00    05/15/39      8,141,297
 --------                                                                                                            ------------
   71,615                                                                                                              75,253,802
 --------                                                                                                            ------------

            Industrial Development/Pollution Control Revenue  (1.0%)
    5,000   California Pollution Control Financing Authority, San Diego Gas &                     5.90    06/01/14      5,728,500
 --------      Electric Co 1996 Ser A                                                                                ------------

            Mortgage Revenue - Multi-Family  (0.3%)
    1,490   California Housing Finance Agency, Rental II 1992 Ser B                               6.70    08/01/15      1,504,528
 --------                                                                                                            ------------

            Mortgage Revenue - Single Family  (0.2%)
      770   California Housing Finance Agency, 1995 Ser B-2 (AMT)                                 6.30    08/01/24        786,232
            California Rural Home Financing Authority,
      165      Home 1997 Ser D-CL 5 (AMT)                                                         6.70    05/01/29        165,894
      160      1997 Ser A-2 (AMT)                                                                 7.00    09/01/29        162,357
      160      Home 1998 Ser A (AMT)                                                              6.35    12/01/29        163,352
 --------                                                                                                            ------------
    1,255                                                                                                               1,277,835
 --------                                                                                                            ------------

            Public Facilities Revenue  (3.8%)
    4,000   Anaheim Public Financing Authority, 1997 Ser C (FSA)                                  6.00    09/01/16      4,702,040
            California Public Works Board,
    2,000      Butterfield State Office 2005 Ser A                                                5.25    06/01/30      2,113,220
   10,000      Department of Corrections Refg 1993 Ser A (Ambac)                                  5.00    12/01/19     10,838,300
    1,010   Sacramento City Financing Authority, 2002 Ser A (FSA)                                 5.25    12/01/17      1,105,809
    5,000   Puerto Rico Public Buildings Authority, 2002 Ser D (Ambac)                            0.00#   07/01/31      3,845,450
 --------                                                                                                            ------------
   22,010                                                                                                              22,604,819
 --------                                                                                                            ------------

            Tax Allocation Revenue  (10.0%)
    2,000   Capistrano Unified School District, Community Facilities                              5.00    09/01/29      2,089,820
               District #98-2 Ledera Special Tax Ser 2005 (FGIC)
    1,500   Chula Vista Public Financing Authority, Ser 2005 A (MBIA)                             4.50    09/01/32      1,455,285
    1,500   Fontana Public Finance Authority, Ser 2003 A (Ambac)                                 5.375    09/01/25      1,626,180
            Long Beach Bond Finance Authority,
    3,205      Downtown North Long Beach 2002 Ser A (Ambac)                                      5.375    08/01/19      3,527,487
    2,380      Downtown North Long Beach 2002 Ser A (Ambac)                                      5.375    08/01/20      2,584,275
    5,000      Redevelopment Housing & Gas Utility 2005 Ser A (Ambac)                             5.00    08/01/40      5,146,150
   20,000   Long Beach Financing Authority, Ser 1992 (Ambac)                                      6.00    11/01/17     23,288,800
    4,000   Rancho Mirage Redevelopment Agency Ser 2003 A (MBIA)                                  5.00    04/01/33      4,137,720
    2,000   Riverside County Public Financing Authority, Redevelopment                            5.00    10/01/37      2,071,680
               Projects, Ser 2005 A (XLCA)
            San Jose Redevelopment Agency,
    8,000      Ser 1999 (Ambac)                                                                   4.75    08/01/23      8,093,200
    3,000      Merged Area (MBIA)                                                                 5.00    08/01/32      3,084,270

    2,000   San Marcos Public Facilities Authority, Project Areas #2 and #3 2005 Ser C (Ambac)    5.00    08/01/38      2,095,560
 --------                                                                                                            ------------
   54,585                                                                                                              59,200,427
 --------                                                                                                            ------------

            Transportation Facilities Revenue  (16.8%)
   10,000   Alameda Corridor Transportation Authority, Sr Lien Ser 1999 A (MBIA)                  5.25    10/01/21     10,719,900
    4,000   Bay Area Toll Authority, San Francisco Bay Area Toll Bridge                           5.00    04/01/18      4,273,800
               2001 Ser D
    3,000   California Infrastructure and Economic Development Bank, Bay                          5.25    07/01/21      3,274,830
               Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FSA)
            Foothill/Eastern Transportation Corridor Agency,
    5,000      Toll Road Ser 1999 (MBIA)                                                         5.125    01/15/19      5,367,100
   14,000      Toll Road Ser 1999                                                                 0.00##  01/15/23     12,040,279
            Long Beach,
    5,000      Harbor Refg Ser 1998 A (AMT) (FGIC)                                                5.00    05/15/15      5,348,300
    5,000      Harbor Refg Ser 1998 A (AMT) (FGIC)                                                6.00    05/15/17      5,748,700
    5,000   Orange County, Airport Refg Ser 1997 (AMT) (MBIA)                                     5.50    07/01/11      5,269,850
            Port of Oakland,
    5,200      Ser 2002 M (FGIC)                                                                  5.25    11/01/19      5,702,944
    2,000      Ser 2002 M (FGIC)                                                                  5.25    11/01/20      2,165,700
    5,000   San Francisco Airports Commission, San Francisco Int'l Airport                       5.125    05/01/26      5,186,400
               Second Ser Refg Issue 27B (FGIC)
            San Francisco Bay Area Rapid Transit District,
      795      Sales Tax Ser 1995 (FGIC)                                                          5.50    07/01/15        803,610
    9,500      Sales Tax Ser 1998 (Ambac)                                                         4.75    07/01/23      9,697,790
            San Joaquin Hills Transportation Corridor Agency,
    6,000      Toll Road Refg Ser 1997 A (MBIA)                                                   0.00    01/15/15      4,062,960
   10,000      Toll Road Senior Lien Ser 1993                                                     5.00    01/01/33      9,479,600
   10,000   San Jose, Airport Ser 2001 A (FGIC)                                                   5.00    03/01/25     10,317,800
 --------                                                                                                            ------------
   99,495                                                                                                              99,459,563
 --------                                                                                                            ------------

            Water & Sewer Revenue  (21.0%)
   20,000   California Department of Water Resources, Center Valley Ser Y                         5.00    12/01/25     21,042,800
            (FGIC)
    4,000   Corona Public Financing Authority, Water Ser 1998 (FGIC)                              4.75    09/01/23      4,086,040
   10,000   East Bay Municipal Utility District, Water Ser 2001 (MBIA)                            5.00    06/01/26     10,355,900
    8,000   Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A                       4.75    07/01/23      8,102,960
            COPs (FGIC)
    1,500   Hesperia Community Redevelopment Agency Ser 2005 A (XLCA)                             5.00    09/01/35      1,555,170
            Los Angeles Department of Water & Power,
    5,000      Water 2001 Ser A                                                                  5.125    07/01/41      5,147,300
    5,000      2003 Ser A (FGIC)                                                                  5.00    07/01/43      5,144,450
   20,000   Los Angeles Wastewater, Refg Ser 2003 B (FSA)                                         5.00    06/01/22     21,189,400
   10,000   Sacramento Financing Authority, Water & Capital Impr 2001 Ser A                       5.00    12/01/26     10,883,900
               (Ambac)
    5,000   San Diego County Water Authority, Ser 2004 A (FSA)                                    5.00    05/01/29      5,238,350
   10,000   San Diego Public Facilities Authority, Sewer Ser 1993 A                               5.25    05/15/20     10,062,500
            San Francisco Public Utilities Commission,
    5,650      Water 2002 Ser A (MBIA)                                                            5.00    11/01/20      6,020,584
   10,000      Water 1996 Ser A                                                                   5.00    11/01/21     10,204,300
    5,000   West Basin Municipal Water District, Refg Ser 2003 A COPs (MBIA)                      5.00    08/01/30      5,185,000
 --------                                                                                                            ------------
  119,150                                                                                                             124,218,654
 --------                                                                                                            ------------

            Other Revenue (4.4%)
   10,000   California Economic Recovery, Ser 2004 A                                              5.00    07/01/16     10,690,500
            Golden State Tobacco Securitization Corporation,
    2,000      Enhanced Asset Backed Ser 2005 A (FGIC)                                            5.00    06/01/38      2,079,980

    1,000      Ser 2005 A (Ambac)                                                                 5.00    06/01/21      1,047,900
    7,000      Ser 2005 A                                                                         5.00    06/01/45      7,114,940
    5,000   Puerto Rico Infrastructure Financing Authority, Ser 2005 B                            5.00    07/01/41      5,135,600
 --------                                                                                                            ------------
   25,000                                                                                                              26,068,920
 --------                                                                                                            ------------

            Refunded (0.9%)
    5,250   Southern California Public Power Authority, Transmission Refg                         0.00    07/01/06      5,139,750
 --------                                                                                                            ------------
               Ser 1988 A (FGIC) (ETM)

  538,805   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $531,447,793)                                           563,497,795
 --------                                                                                                            ------------

            SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS  (4.3%)
    1,400   California Department of Water Resources, Power Supply                                2.76*   05/01/22      1,400,000
               Ser 2002 B (Demand 10/03/05)
   10,400   California Statewide Community Development Authority, University                      2.79*   11/15/30     10,400,000
               Retirement Community at Davis Inc., Ser 2003 (Radian) (Demand 10/03/05)
    7,100   Metropolitan Water District of Southern California Water 2000 Ser                     2.77*   07/01/35      7,100,000
               B-3 (Demand 10/03/05)
    6,000   San Diego County Water Authority, Ser 1991 B COPs CARs (MBIA)                         9.67++  04/27/06+     6,467,820
 --------                                                                                                            ------------

   24,900   TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $24,878,979)                            25,367,820
 --------                                                                                                            ------------

 $563,705   TOTAL INVESTMENTS (Cost $556,326,772) (a) (b)                                          99.6%              588,865,615
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                   0.4                 2,091,344
                                                                                                  -----              ------------
            NET ASSETS                                                                            100.0%             $590,956,959
                                                                                                  =====              ============

----------
AMT  Alternative Minimum Tax.

CARs Complementary Auction Rate Certificates.

COPs Certificates of Participation.

ETM  Escrowed to maturity.

WI   Securities purchased on a when-issued basis.

*    Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $162,500.

#    Currently a zero coupon security; will convert to 5.45% on 07/01/12.

##   Currently a zero coupon security; will convert to 5.85% on 07/15/09.

+    Prerefunded to call date shown.

++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $13,628,400 which represents 2.3% of net assets.

(a) Securities have been designated as collateral in an amount equal to $37,357,337 in connection with open futures contracts and a security purchased on a when-issued basis.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $33,653,709 and the aggregate gross unrealized depreciation is $738,973, resulting in net unrealized appreciation of $32,914,736.

Bond Insurance:
---------------
     Ambac        Ambac Assurance Corporation.
     FGIC         Financial Guaranty Insurance Company.
     FSA          Financial Security Assurance Inc.
     MBIA         Municipal Bond Investors Assurance Corporation.
     Radian       Radian Asset Assurance Inc.
     XLCA         XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2005:

NUMBER OF                  DESCRIPTION, DELIVERY     UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT         MONTH AND YEAR        AMOUNT AT VALUE   APPRECIATION
---------   ----------   -------------------------   ---------------   ------------
   250         Short      U.S. Treasury Notes 5 yr
                               December 2005          $(26,714,845)      $160,643
   50          Short     U.S. Treasury Notes 10 yr
                               December 2005            (5,496,094)        54,080
                                                                         --------
                         Total unrealized appreciation..............     $214,723
                                                                         ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2005


                                        3